				Remittance Dates:
				March 24, 2014 through April 22, 2014

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	June 28, 2013 through June 29, 2014
		Remittance Dates:	March 24, 2014 through April 22, 2014

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00365	per kWh	$1,552,479.72	$1,545,518.42
2	Small General Service	$0.00603	per kWh	$150,030.75	$149,766.98
3	General Service	$0.00264	per kWh	$679,052.80	$678,601.91
4	Large General Service	$0.00137	per kWh	$160,809.09	$160,783.71
5	Large Industrial Power Service	$0.11618	per kW	$96,757.60	$96,757.60
6	Interruptible Service	$0.02778	per kW	$3,120.41	$3,120.41
7	Economic As-Available Service	-0.00034$	per kWh	$0.00	$0.00
8	Standby and Maintenance Service	$0.01518	per kW	$6,998.39	$6,998.39
9	Street and Outdoor Lighting	$0.01524	per kWh	$107,727.66	$106,457.33
10	Total			$2,756,976.42	$2,748,004.75

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	21,404,400.16	21,408,051.92	3,651.76	0.00
14	Small General Service	1,843,306.39	1,843,662.33	355.94	0.00
15	General Service	9,263,937.17	9,264,455.88	518.71	0.00
16	Large General Service	2,324,758.59	2,324,736.96	0.00	21.63
17	Large Industrial Power Service	1,407,930.14	1,407,930.14	0.00	0.00
18	Interruptible Service	45,566.83	45,566.83	0.00	0.00
19	Economic As-Available Service	162,710.72	162,710.72	0.00	0.00
20	Standby and Maintenance Service	101,405.96	101,405.96	0.00	0.00
21	Street and Outdoor Lighting	1,387,718.31	1,387,075.75	0.00	642.56
22	Total	37,941,734.27	37,945,596.49	4,526.41	664.19

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$2,748,004.75
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$2,751,866.97

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$3,862.22
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$ -

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 22nd day of April 2014.

	ENTERGY TEXAS, INC., as Servicer
	By /s/ Stacey Lousteau
	Title: Assistant Treasurer

				Remittance Dates:
				April 23, 2014 through May 21, 2014

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	June 28, 2013 through June 29, 2014
		Remittance Dates:	April 23, 2014 through May 21, 2014

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00365	per kWh	$1,190,329.76	$1,185,160.16
2	Small General Service	$0.00603	per kWh	$124,701.45	$124,502.43
3	General Service	$0.00264	per kWh	$640,442.00	$640,055.16
4	Large General Service	$0.00137	per kWh	$157,045.71	$157,019.80
5	Large Industrial Power Service	$0.11618	per kW	$120,061.67	$120,061.67
6	Interruptible Service	$0.02778	per kW	$2,942.17	$2,942.17
7	Economic As-Available Service	-0.00034$	per kWh	$0.00	$0.00
8	Standby and Maintenance Service	$0.01518	per kW	$7,117.49	$7,117.49
9	Street and Outdoor Lighting	$0.01524	per kWh	$107,936.80	$106,622.97
10	Total			$2,350,577.05	$2,343,481.85

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$0.00	$0.00	$0.00	$0.00
14	Small General Service	$0.00	$0.00	$0.00	$0.00
15	General Service	$0.00	$0.00	$0.00	$0.00
16	Large General Service	$0.00	$0.00	$0.00	$0.00
17	Large Industrial Power Service	$0.00	$0.00	$0.00	$0.00
18	Interruptible Service	$0.00	$0.00	$0.00	$0.00
19	Economic As-Available Service	$0.00	$0.00	$0.00	$0.00
20	Standby and Maintenance Service	$0.00	$0.00	$0.00	$0.00
21	Street and Outdoor Lighting	$0.00	$0.00	$0.00	$0.00
22	Total	$0.00	$0.00	$0.00	$0.00

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$2,343,481.85
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$2,343,481.85

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 21st day of May 2014.

	ENTERGY TEXAS, INC., as Servicer

By /s/ Stacey Lousteau
Title: Assistant Treasurer

				Remittance Dates:
				May 22, 2014 through June 20, 2014

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	June 28, 2013 through June 29, 2014
		Remittance Dates:	May 22, 2014 through June 20, 2014

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00365	per kWh	$1,316,055.27	$1,310,339.66
2	Small General Service	$0.00603	per kWh	$131,403.52	$131,193.81
3	General Service	$0.00264	per kWh	$696,745.12	$696,324.30
4	Large General Service	$0.00137	per kWh	$163,864.73	$163,837.68
5	Large Industrial Power Service	$0.11618	per kW	$101,847.09	$101,847.09
6	Interruptible Service	$0.02778	per kW	$3,131.85	$3,131.85
7	Economic As-Available Service	-0.00034$	per kWh	$0.00	$0.00
8	Standby and Maintenance Service	$0.01518	per kW	$7,117.49	$7,117.49
9	Street and Outdoor Lighting	$0.01524	per kWh	$108,211.96	$106,894.79
10	Total			$2,528,377.03	$2,520,686.67

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$0.00	$0.00	$0.00	$0.00
14	Small General Service	$0.00	$0.00	$0.00	$0.00
15	General Service	$0.00	$0.00	$0.00	$0.00
16	Large General Service	$0.00	$0.00	$0.00	$0.00
17	Large Industrial Power Service	$0.00	$0.00	$0.00	$0.00
18	Interruptible Service	$0.00	$0.00	$0.00	$0.00
19	Economic As-Available Service	$0.00	$0.00	$0.00	$0.00
20	Standby and Maintenance Service	$0.00	$0.00	$0.00	$0.00
21	Street and Outdoor Lighting	$0.00	$0.00	$0.00	$0.00
22	Total	$0.00	$0.00	$0.00	$0.00

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$2,520,686.67
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$2,520,686.67

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 20th day of June 2014.

ENTERGY TEXAS, INC., as Servicer
By /s/ Stacey Lousteau
Title: Assistant Treasurer

				Remittance Dates:
				June 23, 2014 through July 21, 2014

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	June 28, 2013 through June 29, 2014
		Remittance Dates:	June 23, 2014 through July 21, 2014

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00365	per kWh	$1,742,433.29	$1,734,865.91
2	Small General Service	$0.00603	per kWh	$156,195.04	$155,945.75
3	General Service	$0.00264	per kWh	$792,008.38	$791,530.00
4	Large General Service	$0.00137	per kWh	$174,320.80	$174,292.01
5	Large Industrial Power Service	$0.11618	per kW	$110,866.52	$110,866.52
6	Interruptible Service	$0.02778	per kW	$3,696.85	$3,696.85
7	Economic As-Available Service	-0.00034$	per kWh	$0.00	$0.00
8	Standby and Maintenance Service	$0.01518	per kW	$7,155.44	$7,155.44
9	Street and Outdoor Lighting	$0.01524	per kWh	$108,501.86	$107,181.16
10	Total			$3,095,178.18	$3,085,533.64

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$0.00	$0.00	$0.00	$0.00
14	Small General Service	$0.00	$0.00	$0.00	$0.00
15	General Service	$0.00	$0.00	$0.00	$0.00
16	Large General Service	$0.00	$0.00	$0.00	$0.00
17	Large Industrial Power Service	$0.00	$0.00	$0.00	$0.00
18	Interruptible Service	$0.00	$0.00	$0.00	$0.00
19	Economic As-Available Service	$0.00	$0.00	$0.00	$0.00
20	Standby and Maintenance Service	$0.00	$0.00	$0.00	$0.00
21	Street and Outdoor Lighting	$0.00	$0.00	$0.00	$0.00
22	Total	$0.00	$0.00	$0.00	$0.00

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$3,085,533.64
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$3,085,533.64

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 21st day of July 2014.

ENTERGY TEXAS, INC., as Servicer
By /s/ Stacey Lousteau
Title: Assistant Treasurer

				Remittance Dates:
				July 22, 2014 through August 20, 2014

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	June 30, 2014 through June 29, 2015
		Remittance Dates:	July 22, 2014 through August 20, 2014

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00324	per kWh	$1,917,954.69	$1,909,625.01
2	Small General Service	$0.00511	per kWh	$152,152.22	$151,909.37
3	General Service	$0.00255	per kWh	$806,369.32	$805,882.29
4	Large General Service	$0.00139	per kWh	$184,091.44	$184,061.05
5	Large Industrial Power Service	$0.10297	per kW	$94,265.65	$94,265.65
6	Interruptible Service	$0.02292	per kW	$2,842.96	$2,842.96
7	Economic As-Available Service	$0.00011	per kWh	$0.00	$0.00
8	Standby and Maintenance Service	$0.02176	per kW	$10,264.66	$10,264.66
9	Street and Outdoor Lighting	$0.01363	per kWh	$95,972.31	$94,804.15
10	Total			$3,263,913.25	$3,253,655.14

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$0.00	$0.00	$0.00	$0.00
14	Small General Service	$0.00	$0.00	$0.00	$0.00
15	General Service	$0.00	$0.00	$0.00	$0.00
16	Large General Service	$0.00	$0.00	$0.00	$0.00
17	Large Industrial Power Service	$0.00	$0.00	$0.00	$0.00
18	Interruptible Service	$0.00	$0.00	$0.00	$0.00
19	Economic As-Available Service	$0.00	$0.00	$0.00	$0.00
20	Standby and Maintenance Service	$0.00	$0.00	$0.00	$0.00
21	Street and Outdoor Lighting	$0.00	$0.00	$0.00	$0.00
22	Total	$0.00	$0.00	$0.00	$0.00

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$3,253,655.14
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$3,253,655.14

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:

k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 20th day of August 2014.

ENTERGY TEXAS, INC., as Servicer
By /s/ Stacey Lousteau
Title: Assistant Treasurer

				Remittance Dates:
				August 21, 2014 through September 18, 2014

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	June 30, 2014 through June 29, 2015
		Remittance Dates:	August 21, 2014 through September 18, 2014

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00324	per kWh	$1,989,965.80	$1,981,323.38
2	Small General Service	$0.00511	per kWh	$156,440.50	$156,190.80
3	General Service	$0.00255	per kWh	$831,300.18	$830,798.07
4	Large General Service	$0.00139	per kWh	$188,256.67	$188,225.60
5	Large Industrial Power Service	$0.10297	per kW	$95,337.25	$95,337.25
6	Interruptible Service	$0.02292	per kW	$3,165.93	$3,165.93
7	Economic As-Available Service	$0.00011	per kWh	$0.00	$0.00
8	Standby and Maintenance Service	$0.02176	per kW	$10,292.71	$10,292.71
9	Street and Outdoor Lighting	$0.01363	per kWh	$96,758.52	$95,580.77
10	Total			$3,371,517.56	$3,360,914.51

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$0.00	$0.00	$0.00	$0.00
14	Small General Service	$0.00	$0.00	$0.00	$0.00
15	General Service	$0.00	$0.00	$0.00	$0.00
16	Large General Service	$0.00	$0.00	$0.00	$0.00
17	Large Industrial Power Service	$0.00	$0.00	$0.00	$0.00
18	Interruptible Service	$0.00	$0.00	$0.00	$0.00
19	Economic As-Available Service	$0.00	$0.00	$0.00	$0.00
20	Standby and Maintenance Service	$0.00	$0.00	$0.00	$0.00
21	Street and Outdoor Lighting	$0.00	$0.00	$0.00	$0.00
22	Total	$0.00	$0.00	$0.00	$0.00

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$3,360,914.51
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$3,360,914.51

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 18th day of September 2014.

	ENTERGY TEXAS, INC., as Servicer

By /s/ Stacey Lousteau
Title: Assistant Treasurer